COMPANYS OPERATIONS	12 Months Ended
Dec. 31, 2019
COMPANYS OPERATIONS
COMPANYS OPERATIONS

1.COMPANY’S OPERATIONS

Suzano S.A., (current corporate name of Suzano Papel e Celulose S.A., as approved by Extraordinary General Meeting hold on April 1st, 2019), together with its subsidiaries (“Suzano” or collectively “Company”), is a public company with its headquarters office in the city of Salvador, State of Bahia, Brazil.

Suzano owns shares traded in B3 S.A. (“Brasil, Bolsa, Balcão - “B3”), listed on the New Market under the ticker SUZB3. On December 10, 2018, Suzano began trading its American Depositary Receipts ("ADRs") in a ratio of 1 (one) common share, Level II, traded in the New York Stock Exchange under the ticker SUZ, pursuant to a program approved by the Brazilian Securities and Exchange Commission (“CVM”).

After conclusion of business combination with Fibria Celulose S.A. (“Fibria”), on January 14, 2019, the Company now holds 11 industrial units, located in Aracruz (Espírito Santo, State), Belém (Pará, State), Eunápolis (Bahia, State) and Mucuri (Bahia, State), Fortaleza (Ceará, State), Imperatriz (Maranhão, State), Jacareí, Limeira, Rio Verde and Suzano (São Paulo, State) and Três Lagoas (Mato Grosso, State).

These units produce hardwood pulp from eucalyptus, paper (coated paper, paperboard, uncoated paper and cut size paper) and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.

Pulp and paper are sold in the foreign market directly by Suzano, as well as through its subsidiaries in Argentina, the United States of America, Switzerland and Austria and its sales offices in China.

The Company's corporate purpose also includes the commercial operation of eucalyptus forest for its own use, the operation of port terminals, and the holding of interest, as partner or shareholder, in any other company or project, and the generation and sale of electricity.

The Company is controlled by Suzano Holding S.A., through a Voting Agreement whereby it holds 45.85% of the common shares of its share capital.

These consolidated financial statements was approved by the Board of Directors on March 4, 2020.

1.1.Equity interest

The Company holds equity interest in the following entities:

					% equity interest
			Type of	Accounting	December 31,	December 31,
Entity	Main activity	Country	investment	method	2019	2018
AGFA – Com. Adm. e Participações Ltda.	Holding	Brazil	Direct	Consolidated	100%	100%
Asapir Produção Florestal e Comércio Ltda. (1)	Eucalyptus cultivation	Brazil	Direct	Consolidated	100%	50%
CelluForce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.3%
Comercial e Agrícola Paineiras Ltda.	Lease of reforestation land	Brazil	Direct	Consolidated	100%	100%
Ensyn Corporation	Bio fuel research and development	United States of America	Direct	Equity	25.3%
Eucalipto Holding S.A. (2)	Holding	Brazil	Direct	Consolidated	100%
Facepa - Fábrica de Papel da Amazônia S.A.	Industrialization and commercialization of tissue paper	Brazil	Direct/Indirect	Consolidated	92.8%	92.8%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operation	Brazil	Direct	Consolidated	100%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100%
Fibria Overseas Holding KFT. (3)	Consolidated				100%
Fibria Terminais Portuários S.A.	Port operation	Brazil	Direct	Consolidated	100%
FuturaGene AgriDev Xinjiang Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100%	100%
FuturaGene Biotechnology Shangai Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100%	100%
FuturaGene Brasil Tecnologia Ltda.	Biotechnology research and development	Brazil	Direct/Indirect	Consolidated	100%	100%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100%	100%
FuturaGene Hong Kong Ltd.	Biotechnology research and development	Hong Kong	Indirect	Consolidated	100%	100%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100%	100%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100%	100%
FuturaGene Ltd.	Biotechnology research and development	England	Indirect	Consolidated	100%	100%
F&E Tecnologia do Brasil S.A.	Biofuel production, except alcohol	Brazil	Indirect	Consolidated
F&E Tecnologies LLC	Biofuel production, except alcohol	United States of America	Direct	Equity	50%
Gansu FuturaGene Biotech Co. Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100%	100%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Joint venture	49.9%	49.9%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operation	Brazil	Indirect	Consolidated	100%	100%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100%	100%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100%	100%
Ondurman Empreendimentos Imobiliários Ltda.	Lease of reforestation land	Brazil	Direct/Indirect	Consolidated	100%	100%
Paineiras Logística e Transporte Ltda.	Road freight transport	Brazil	Direct /Indirect	Consolidated	100%	100%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operation	Brazil	Direct	Consolidated	51%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100%
Rio Verde Participações e Propriedades Rurais S.A. (3)	Forest assets	Brazil	Indirect	Consolidated	100%
Spinnova Oy	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	24.06%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.	Commercialization of computer paper and materials	Argentine	Direct /Indirect	Consolidated	100%	100%
Sun Paper and Board Limited (4)	Shared expenses			Consolidated	100%	100%
Suzano Áustria GmbH	Business office	Austria	Direct	Consolidated	100%	100%
Suzano Canada Inc. (5)	Lignin research and development	Canada	Direct	Consolidated	100%
Suzano International Trade GmbH (6)	Business office	Austria	Direct	Consolidated	100%
Suzano Luxembourg (7)	Financial fundraising	Luxembourg	Direct	Consolidated	100%	100%
Suzano Participações do Brasil Ltda (8)	Holding	Brazil	Direct	Consolidated	100%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100%	100%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100%	100%
Suzano Trading Ltd.	Business office	Cayman Island	Direct	Consolidated	100%	100%
Suzano Trading International KFT (9)	Business office	Hungary	Direct	Consolidated	100%
Veracel Celulose S.A. (10)	Industrialization, commercialization and exportation of pulp	Brazil	Joint operation	Consolidated	50%

1)	The full control was acquired arising from the business combination with Fibria.
2)	Company merged on January 2, 2019, as mentioned in note 1.2.1.1.
3)	Company established as a result of corporate restructuring on December 12, 2019.
4)	Company dissolution on June 2, 2019.
5)	Corporate name changed on September 30, 2019, former Fibria Innovations Inc.
6)	Corporate name changed on August 28, 2019, former Fibria International Trade GmbH.
7)	Company dissolution on September 17, 2019.
8)	Corporate name changed on December 06, 2019, former F&E Participações do Brasil Ltda.
9)	Corporate name changed on August 9, 2019, former Fibria Trading International.
10)	Joint operation with Stora Enso, a company located in Amsterdan.

1.2.    Major events in the year ended

1.2.1.Business combination with Fibria

On January 3, 2019, acquisition date of control by Suzano, after all fulfilled conditions for the conclusion of business combination and shareholding base, Fibria’s shares were exchanged for Suzano’s shares and on January 14, 2019, Suzano concluded the corporate reorganization process, following the terms of the Agreement signed by both entities on March 15, 2018.

The transferred consideration by Suzano for acquisition of control of Fibria, defined in terms of the Agreement, was as follows:

1.2.1.1.Share exchange ratio

On January 2, 2019, according to Notice to Shareholders, the exchange ratio of the common shares issued by Eucalipto Holding S.A. (“Holding”) held by Fibria’s shareholders for shares issued by Suzano was adjusted from 0.4611 to 0.4613, being the exchange ratio of 0.4613 considered as final. The adjustment in the exchange ratio, compared to the originally announced, was due to (i) a change in the total number of shares issued by Fibria ex-treasury and disregarding the shares resulting from the vesting of option plans between those in the Protocol and Justification and that date of 553,080,611 shares for 553,733,881 shares and (ii) alteration of the number of shares issued by Suzano ex-treasury and disregarding the shares resulting from the vesting of option plans between that contained in the Protocol and Justification and that present date of 1,091,984,141 shares to 1,093,784,141 shares.

As consequence of this adjustment, (i) Suzano issued, as a result of the merger of the Holding, 255,437,439 new common shares in the market value of R$36.95, totaling amount of R$9,438,413, of which R$3,027,528 was recognized as capital increase and R$6,410,885, as capital reserve and (ii) the amount attributed to Suzano's common share to calculate the capital gain, as disclosed in the Notice of Shareholders on November 29, 2018, increased from R$15.38 attributed to 0.4611 common share for R$15.39 attributed to 0.4613 common share of Suzano.

1.2.1.2.     Cash installment

On January 10, 2019, by means of the Notice to Shareholders, the Company communicated the final value of the Adjusted Cash Installment, corresponding to the redemption value of each Holding's redeemable preferred share, originally equivalent to R$52.50, (i) reduced by the amount of dividends declared by Fibria on December 3, 2018 and paid in Brazil on December 12, 2018 in the amount of R$5.03 per share issued by Fibria (ii) plus R$2.73, corresponding to the variation of the average daily rate of Brazilian interbank deposits expressed as an annual percentage, based on 252 business days, measured and disclosed daily by B3 ("DI Rate"), between March 15, 2018 and the Expiration Date of the Transaction including January 10, 2019 (including) and January 14, 2019 (including), the DI Rate was estimated at 6.40% per annual, with a total and final amount of R$50.20 per share, making up the final amount of the Adjusted Cash Amount of R$27,797,441.

The amounts mentioned above are gross, not considering any tax impacts on the payment to Fibria Resident or Non-Resident Shareholders, which are detailed in the Notice to Shareholders disclosed on November 29, 2018.

Suzano performed a valuation analysis of the fair value of the assets acquired and liabilities assumed of Fibria and, using the total transferred consideration for the Merger, and allocated for such assets and liabilities.

The following table summarizes the final purchase price allocation based on the appraisal report prepared by an independent and specialized entity:

Cash consideration	27,797,441
Issuance of shares by Suzano	9,438,413
Total consideration	37,235,854

Book value of Fibria's shareholders' equity	14,149,004
Write-off of the book value of existing goodwill, net of the deferred income taxes	(3,495,077)
Mandatory minimum dividends (eliminated from the balance sheet at the date of acquisition)	724,829
Book value of Fibria's shareholders' equity, net of goodwill	11,378,756

Fair value adjustment on business combination with Fibria (assets and liabilities):
Inventories	2,178,903	(1)
Property, plant and equipment	9,362,315	(2)
Customer relationship	9,030,779	(3)
Port assets	749,060	(4)
Contingent liabilities	(2,970,546)	(5)
Loans and financing	(59,921)	(6)
Taxes recoverable	(235,843)	(7)
Other assets and liabilities, net	451,624	(8)
Deferred taxes, net	(546,324)	(9)
Total impact of fair value	17,960,047
Goodwill on the expectation of future profitability	7,897,051	(10)
1)	Measured considering the balance of finished products based on selling price, net of selling expenses and an accepted margin based on the results achieved in 2018.
2)	Determined based on the analysis of market data on comparable transactions and cost quantification, based on the estimate of replacement or replacement value of the assets.
3)

In order to determine the fair value adjustment in the customer portfolio, the income approach and the method were used to measure the present value of the income that will be generated during the remaining useful life of the asset. Considering the 5-year history of Fibria's sales data and the churn rate that measures customer satisfaction and customer permanence in the portfolio, the adjustment was measured using estimated discounted cash flows. The churn rate and the discounted cash flows were considered as significant assumptions to determine the fair value of the customer portfolio.

4)

Fibria has concession contracts and port assets to assist in port operations in Brazil. For fair value measurement of these assets was considered the income approach, the Multi Period Excess Earnings Method (“MPEEM”) that measures the present value of the income that will be generated during the remaining useful life of the asset and method of direct cost differential.

5)

In the business combination, for the contingencies fair value measurement, whose chances of loss were classified as possible and remote, Fibria's Management and its external and independent advisors were considered for their fair values, whose amounts were measured based on the analyzes of Company’s external lawyers. Thus, the estimated and assumptions with respect to the probability of loss of the possible and remote lawsuit, for the fair value calculation of contingent liabilities assumed were considered as significant assumptions to determine the fair value of the contingent liabilities.

6)

The adjustment to fair value of loans and financing was measured based on the fair value of the Bonds, based on the quotation of the security in the secondary market, and the adjustment to present value considering the market rate at the base date on December 31, 2018.

7)	For the measurement of the fair value of the taxes to be recovered, the amount to be recovered, discounted to the present value considering the expected Selic rate for the tax period, was considered.
8)

In other net assets and liabilities, including supply contracts, accounts receivable and advances to suppliers, the income evaluation methodology, the present value and the direct cost differential were used.

9)

Deferred asset on income tax on fair value adjustments of assets of Veracel and Portocel. For the remaining fair value, we did not recognize deferred liability on income taxes liabilities due to Fibria’s Legal Merger in April 2019.

10)	Goodwill is attributable to the strong market position and expected future profitability of Fibria in negotiations in the eucalyptus pulp market.

For more information on the business combination refer note 14.4.

1.2.2.Approval of the legal merger of Fibria

On April 1st, 2019, the Company approved in the Extraordinary Shareholders Meeting of Suzano the legal merger of Fibria, a wholly-owned subsidiary of Suzano, with the transfer of all its equity to Suzano and its consequent winding up ("Legal Merger"), provided that the share capital of the Company not changed due to the Legal Merger. Because of the Legal Merger, the Suzano succeeded Fibria in all its rights and obligations.

The following table summarizes, the main items balance sheet of Fibria as of March 31, 2019.

ASSETS		LIABILITIES
CURRENT		CURRENT
Cash and cash equivalents	29,086	Loans and financing	816,180
Marketable securities	2,734,027	Lease liabilities	420,241
Derivative financial instruments	256,675	Trade accounts payable	955,210
Trade accounts receivable	3,572,059	Derivative financial instruments	254,444
Inventories	1,714,560	Payroll and charges	104,246
Recoverable taxes	768,439	Taxes payable	36,057
Other assets	161,238	Related parties	1,179,254
	9,236,084	Dividends payable	4,015
		Other liabilities	946,099
			4,715,746
NON CURRENT		NON CURRENT
Marketable securities	175,559	Loans and financing	8,139,390
Derivative financial instruments	723,084	Derivative financial instruments	678,833
Recoverable taxes	546,234	Lease liabilities	1,972,531
Deferred taxes	1,364,363	Related parties	16,305,560
Advances to suppliers	696,767	Employee benefits	144,557
Judicial deposits	190,533	Provision for judicial liabilities	190,698
Other assets	100,877	Other liabilities	175,934
Biological assets	4,355,102		27,607,503
Investments	9,481,900
Property, plant and equipment	14,633,114	TOTAL LIABILITIES	32,323,249
Right of use	2,301,427
Intangible assets	118,920	Equity	11,600,715
	34,687,880
		TOTAL EQUITY AND LIABILITIES	43,923,964
TOTAL ASSETS	43,923,964